Financial Risk Management (Details) - Schedule of foreign currency denominated financial assets and liabilities which expose the Group to currency risk	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)
Short term exposure [Member]
Financial assets
Cash and cash equivalents	$ 8,488	$ 1,893	RM 29,628		€ 36,111		$ 187,400	$ 70,053	¥ 13,295
Trade and other receivables	3,649,082		84,253	58,713			457,798	3,279	21,851
Inventory	5,637,439		513,582
Loan receivable	10,522,456
Other assets	2,427,950		13,098		36,072		13,323,142	63,841	78,576
Financial liabilities
Trade and other liabilities			(1,899)			(138,948)	(1,142,816)	(712,801)	(125,876)
Amount due to ultimate holding company							(247,406)
Convertible promissory notes	(7,554,633)						(1,799,278)	(2,512,137)
Derivates on financial statements							(1,100,099)	(1,220,904)
Total exposure	14,690,782	1,893	638,662	58,713	72,183	(138,948)	9,678,741	(4,308,669)	(12,154)
Long term exposure [Member]
Financial assets
Cash and cash equivalents
Trade and other receivables
Inventory
Loan receivable
Other assets
Financial liabilities
Trade and other liabilities
Amount due to ultimate holding company
Convertible promissory notes
Derivates on financial statements
Total exposure